SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Customer 1	$ 14,117	$ 9,101	$ 35,404	$ 26,209
Customer 2	487	3,220	5,930	5,246
Other Customer	12	(5)	462	(96)
Total Revenue From Mining Operations	$ 14,616	$ 12,316	$ 41,796	$ 31,359